Statement of changes in equity - AUD ($)	Total	Issued capital [member]	Unissued equity [member]	Share based payment reserve [member]	Foreign currency translation reserve [member]	Accumulated losses [member]
Beginning Balance at Jun. 30, 2022	$ 18,274,523	$ 84,480,249		$ 3,263,703	$ (852,038)	$ (68,617,391)
Loss after income tax benefit for the half-year	(13,586,027)	0		0	0	(13,586,027)
Other comprehensive income for the half-year, net of tax	86,494	0		0	86,494	0
Total comprehensive income for the half-year	(13,499,533)	0		0	86,494	(13,586,027)
Issue of shares	6,263,986	6,263,986		0	0	0
Share issue costs	(400,517)	(400,517)		0	0	0
Transactions with owners in their capacity as owners:
Employee share-based payment options - expired	0	0		(3,486)	0	3,486
Employee share-based payment options	944,726	0		944,726	0	0
Ending balance at Dec. 31, 2022	11,583,185	90,343,718		4,204,943	(765,544)	(82,199,932)
Beginning Balance at Jun. 30, 2023	12,050,551	97,452,246	$ 0	4,422,666	(741,790)	(89,082,571)
Loss after income tax benefit for the half-year	(8,823,513)	0	0	0	0	(8,823,513)
Other comprehensive income for the half-year, net of tax	(103,687)	0	0	0	(103,687)
Total comprehensive income for the half-year	(8,927,200)	0	0	0	(103,687)	(8,823,513)
Issue of shares	1,648,187	1,648,187
Share issue costs	(320,719)	(320,719)
Transactions with owners in their capacity as owners:
Employee share-based payment options	436,465			436,465
Conversion of convertible promissory note	380,224		380,224
Ending balance at Dec. 31, 2023	$ 5,267,508	$ 98,779,714	$ 380,224	$ 4,859,131	$ (845,477)	$ (97,906,084)